Leases	9 Months Ended
Sep. 30, 2022
Lessee Operating Lease Abstract
LEASES

Note 6:- LEASES

The Company has entered into various non-cancelable operating lease agreements for certain office spaces in Israel. The leases have original lease periods expiring through 2024, some of which may include options to extend the leases for up to one additional year. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured at lease commencement.

Supplemental cash flow information related to leases was as follows:

	Nine months ended September 30,
	2022	2021
Cash payments and expenses related to operating leases	(280)	(170)
Operating lease right-of-use assets and liabilities, net	(79)	-

Maturities of lease liabilities as of September 30, 2022, were as follows:

Operating leases
2022 (three months ended December 31, 2022)	92
2023	371
2024	33
Total lease payments	496

Supplemental balance sheet information related to operating leases were as follows:

September 30,
2022
Operating lease right-of-use assets	$536
Current maturities of operating leases	$384
Long-term operating lease liabilities	$73
Weighted average remaining lease term (in years)	1.3
Weighted average discount rate	5.44%